Finance Subsidiaries-Receivables, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Less:
Allowance for credit losses	23,049	28,437
Allowance for losses on lease residual values	5,366	7,225
Unearned interest income and fees	16,951	19,916
Finance receivables, net	3,964,435	3,976,214
Finance subsidiaries-receivables, net	3,446,114	3,479,981
Less current portion	1,081,721	1,131,068
Noncurrent finance subsidiaries-receivables, net	2,364,393	2,348,913
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,328,140	3,368,014
Direct financing leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	380,339	362,136
Less:
Finance subsidiaries-receivables, net	357,308	333,979
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	301,322	301,642
Wholesale | Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	265,644	267,526
Wholesale | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	35,678	34,116
Trade receivables, net
Less:
Finance receivables, net	334,044	332,195
Other assets, net
Less:
Finance receivables, net	¥ 184,277	¥ 164,038